UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-04700

                        The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                        Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2013

Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 17.8%, compared with total returns of 13.4% and 13.1% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 24.8%. The Fund’s NAV per share was $6.31, while the price of the publicly traded shares closed at $6.66 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)							Since Inception (08/21/86)
	Year to Date	1 Year	5 Year	10 Year	20 Year	25 Year
Gabelli Equity Trust
NAV Total Return (b)	17.83%	30.61%	9.06%	11.30%	9.95%	10.49%	10.90%
Investment Total Return (c)	24.84	35.97	8.20	10.71	10.14	11.07	10.78
S&P 500 Index	13.39	20.60	7.01	7.30	8.66	9.75	9.62	(d)
Dow Jones Industrial Average	13.14	18.82	8.61	7.92	10.01	10.87	10.85	(d)
Nasdaq Composite Index	13.41	17.87	9.47	8.83	8.19	9.00	8.86	(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2013:

The Gabelli Equity Trust Inc.

Food and Beverage	11.8%
Financial Services	8.2%
Cable and Satellite	8.1%
Equipment and Supplies	6.7%
Diversified Industrial	6.1%
Entertainment	5.8%
Energy and Utilities	5.6%
Health Care	4.4%
Consumer Products	4.0%
Automotive: Parts and Accessories	3.8%
Telecommunications	3.4%
Consumer Services	3.2%
Retail	3.0%
Publishing	2.9%
Aerospace and Defense	2.7%
Machinery	2.6%
Business Services	2.4%
Aviation: Parts and Services	2.3%
Broadcasting	1.7%
Hotels and Gaming	1.7%

Specialty Chemicals	1.5%
Electronics	1.1%
Environmental Services	0.9%
Computer Software and Services	0.9%
Wireless Communications	0.9%
Agriculture	0.8%
Metals and Mining	0.6%
Communications Equipment	0.6%
Automotive	0.5%
Transportation	0.4%
Real Estate	0.4%
Building and Construction	0.3%
U.S. Government Obligations	0.3%
Closed-End Funds	0.3%
Real Estate Investment Trusts	0.1%
Manufactured Housing and Recreational Vehicles	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended June 30, 2013 (Unaudited)

	Shares	Ownership at June 30, 2013
NET PURCHASES
Common Stocks
Argo Group International Holdings Ltd.(a)	1,400	15,400
Blyth Inc.	35,000	73,000
Contax Participacoes SA(b)	33,000 (c)	33,000	(c)
Coty Inc., Cl. A	2,000	2,000
CST Brands Inc.	5,500	5,500
Diebold Inc.	5,000	80,000
Flowers Foods Inc.(d)	31,500	94,500
Flowserve Corp.(e)	193,000	291,000
Koninklijke KPN NV	176,488	264,732
Koninklijke Philips NV(f)	1,243	37,585
Liberty Global plc, Cl. A(g)	79,000	79,000
Liberty Global plc, Cl. C(h)	79,000	79,000
Mondelez International Inc., Cl. A	10,000	230,000
Rolls-Royce Holdings plc, Cl. C(i)	142,800,000	142,800,000
TELUS Corp.(j)	15,000	30,000
The St. Joe Co.	5,000	195,000
WhiteWave Foods Co., Cl. A(k)	17,881	17,881
WhiteWave Foods Co., Cl. B(k)	25,466	25,466
Whole Foods Market Inc.(j)	21,000	42,000

NET SALES
Common Stocks
Abercrombie & Fitch Co., Cl. A	(4,000)	—
Accor SA	(1,200)	18,800
AMC Networks Inc., Cl. A	(4,000)	278,000
AMETEK Inc.	(4,000)	466,000
Artio Global Investors Inc.(l)	(13,000)	—
Ascent Capital Group Inc., Cl. A	(1)	—
BP plc, ADR	(2,000)	87,000
CH Energy Group Inc.(m)	(45,000)	—
Constellation Brands Inc., Cl. A	(4,000)	36,000
Contax Participacoes SA, Preference(b)	(33,000)	—
Curtiss-Wright Corp.	(2,500)	313,500
DE Master Blenders 1753 NV	(90,000)	580,000
Deere & Co.	(2,000)	371,000
Deutsche Bank AG	(3,000)	15,000
Diageo plc, ADR	(2,000)	196,000
DIRECTV	(10,000)	420,000
Dole Food Co. Inc.	(10,000)	30,000
Electronic Arts Inc.	(4,000)	16,000
Emerson Electric Co.	(20,000)	—
Endo Health Solutions Inc.	(10,000)	23,000
Ferro Corp.	(10,000)	410,000
Ford Motor Co.	(5,000)	20,000

	Shares	Ownership at June 30, 2013
GrafTech International Ltd.	(10,000)	85,000
H.J. Heinz Co.(n)	(40,000)	—
IDEX Corp.	(2,500)	281,500
Janus Capital Group Inc.	(7,000)	290,000
Layne Christensen Co.	(3,000)	20,000
Leucadia National Corp.	(15,000)	107,000
Liberty Global Inc., Cl. A(g)	(80,000)	—
Liberty Global Inc., Cl. C(h)	(80,000)	—
Liberty Media Corp., Cl. A	(2,000)	85,000
Macy’s Inc.	(2,000)	371,000
MasterCard Inc., Cl. A	(400)	35,600
Modine Manufacturing Co.	(5,000)	220,000
National Presto Industries Inc.	(300)	11,383
Oi SA, ADR	(10,027)	380,000
Oi SA, Cl. C, ADR	(1,000)	29,000
Pentair Ltd.	(318)	44,000
Regeneron Pharmaceuticals Inc.	(2,000)	—
Rexnord Corp.	(10,000)	30,000
Rollins Inc.	(8,000)	1,315,000
Sensient Technologies Corp.	(4,000)	200,000
Shaw Communications Inc., Cl. B, New York	(4,000)	150,000
Skyline Corp.	(1,000)	32,000
Smiths Group plc	(20,000)	—
Standard Motor Products Inc.	(662)	137,000
Swedish Match AB	(1,000)	834,000
The Bank of New York Mellon Corp.	(5,000)	195,000
The Boeing Co.	(6,000)	114,000
The Charles Schwab Corp.	(10,000)	30,000
The Madison Square Garden Co., Cl. A	(2,000)	305,000
The Western Union Co.	(20,000)	30,000
Tiffany & Co.	(1,000)	3,000
Tootsie Roll Industries Inc.	(1)	138,977
TripAdvisor Inc.	(3,000)	12,000
True Religion Apparel Inc.	(7,000)	48,000
Tyson Foods Inc., Cl. A	(2,000)	63,000
United States Cellular Corp.	(2,000)	113,000
Vale SA, ADR	(2,000)	12,000
Walgreen Co.	(2,000)	62,000
Xylem Inc.	(2,000)	265,000
Yahoo! Inc.	(23,000)	297,000
Zep Inc.	(3,000)	95,000

Convertible Preferred Stocks
Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	(500)	22,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended June 30, 2013 (Unaudited)

(a)	Stock dividend - 0.1 shares for every 1 share held.

(b)	Exchange - 1 unit of Contax Participacoes SA (B7VSD79) for every 1 share of Contax Participacoes SA, Preference (2817220) held.

(c)	Denoted in units.

(d)	Stock Split - 3 shares for every 2 shares held.

(e)	Stock Split - 3 shares for every 1 share held. 1,000 shares were sold before the stock split.

(f)	Stock dividend - 0.034217 shares for every 1 share held.

(g)	Exchange - 1 share of Liberty Global plc, Cl. A for every 1 share of Liberty Global Inc., Cl. A held. 1,000 shares of Liberty Global plc, Cl. A were sold after the exchange.

(h)	Exchange - 1 share of Liberty Global plc, Cl. C for every 1 share of Liberty Global Inc., Cl. C held. 1,000 shares of Liberty Global plc, Cl. C were sold after the exchange.

(i)	Stock dividend - 119 shares of Rolls-Royce Holdings plc, Cl. C for every 1 share of Rolls-Royce Holdings plc held.

(j)	Stock Split - 2 shares for every 1 share held.

(k)	Spin-off - 0.25544448 shares of WhiteWave Foods Co., Cl. A and 0.36380189 shares of WhiteWave Foods Co., Cl. B for every 1 share of Dean Foods Co. held.

(l)	Tender Offer - $2.75 cash for every 1 share held.

(m)	Tender Offer - $65.00 cash for every 1 share held.

(n)	Tender Offer - $72.50 cash for every 1 share held.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.4%
	Food and Beverage — 11.8%
107,000	Beam Inc.(a)	$3,789,985	$6,752,770
52,500	Brown-Forman Corp., Cl. A	1,761,167	3,552,150
9,375	Brown-Forman Corp., Cl. B	410,925	633,281
75,000	Campbell Soup Co.	2,084,700	3,359,250
15,000	Coca-Cola Enterprises Inc.	275,289	527,400
36,000	Constellation Brands Inc., Cl. A†	451,519	1,876,320
16,500	Crimson Wine Group Ltd.†	79,210	140,498
580,000	D.E Master Blenders 1753 NV†	6,279,266	9,285,919
222,000	Danone SA	10,623,550	16,661,703
599,000	Davide Campari - Milano SpA	3,115,159	4,338,941
70,000	Dean Foods Co.†	638,386	701,400
196,000	Diageo plc, ADR	8,117,436	22,530,200
30,000	Dole Food Co. Inc.†	429,798	382,500
100,000	Dr Pepper Snapple Group Inc.	2,291,138	4,593,000
94,500	Flowers Foods Inc.	311,822	2,083,725
83,000	Fomento Economico Mexicano SAB de CV, ADR	1,109,710	8,564,770
40,000	General Mills Inc.	967,929	1,941,200
2,000,000	Grupo Bimbo SAB de CV, Cl. A	1,569,780	6,066,008
44,000	Heineken NV	2,071,793	2,803,478
161,000	Hillshire Brands Co.	4,210,714	5,325,880
21,000	Ingredion Inc.	295,348	1,378,020
105,000	ITO EN Ltd.	2,422,898	2,430,732
15,000	Kellogg Co.	554,287	963,450
64,000	Kerry Group plc, Cl. A	735,609	3,507,146
53,333	Kraft Foods Group Inc.	1,667,255	2,979,715
11,500	LVMH Moet Hennessy Louis Vuitton SA	397,547	1,863,627
230,000	Mondelez International Inc., Cl. A	4,967,893	6,561,900
70,000	Morinaga Milk Industry Co. Ltd.	299,202	204,678
26,000	Nestlé SA	576,337	1,705,256
210,000	PepsiCo Inc.	11,513,352	17,175,900
46,000	Pernod-Ricard SA	3,968,283	5,100,799
37,000	Post Holdings Inc.†	353,395	1,615,420
40,673	Remy Cointreau SA	2,357,660	4,315,808
130,000	The Coca-Cola Co.	2,905,349	5,214,300
20,000	The Hain Celestial Group Inc.†	267,663	1,299,400
2,000	The J.M. Smucker Co.	52,993	206,300
138,977	Tootsie Roll Industries Inc.	1,519,159	4,416,689
63,000	Tyson Foods Inc., Cl. A	568,053	1,617,840
17,881	WhiteWave Foods Co., Cl. A†	298,817	290,566
25,466	WhiteWave Foods Co., Cl. B†	421,061	387,083
350,000	Yakult Honsha Co. Ltd.	9,912,895	14,503,932

		96,644,332	179,858,954

Shares		Cost	Market Value
	Financial Services — 8.2%
459,000	American Express Co.(a)	$21,390,516	$34,314,840
15,400	Argo Group International Holdings Ltd.	516,438	652,806
72,000	Banco Santander SA, ADR	545,542	465,840
128	Berkshire Hathaway Inc., Cl. A†	375,826	21,580,800
10,000	Calamos Asset Management Inc., Cl. A	88,164	105,000
15,000	CIT Group Inc.†	579,847	699,450
115,000	Citigroup Inc.	4,206,572	5,516,550
15,000	Deutsche Bank AG	685,872	629,250
10,000	Fortress Investment Group LLC, Cl. A	49,693	65,600
24,000	H&R Block Inc.	388,570	666,000
40,000	Interactive Brokers Group Inc., Cl. A	643,310	638,800
290,000	Janus Capital Group Inc.	3,286,808	2,467,900
59,088	JPMorgan Chase & Co.	1,988,570	3,119,256
35,000	Kinnevik Investment AB, Cl. A	569,727	900,300
121,000	Legg Mason Inc.	2,387,027	3,752,210
107,000	Leucadia National Corp.	1,453,600	2,805,540
10,000	Loews Corp.	384,673	444,000
135,000	Marsh & McLennan Companies Inc.	4,085,756	5,389,200
11,000	Moody’s Corp.	427,219	670,230
22,000	Och-Ziff Capital Management Group LLC, Cl. A	214,559	229,680
120,000	State Street Corp.	4,047,374	7,825,200
20,000	SunTrust Banks Inc.	419,333	631,400
140,000	T. Rowe Price Group Inc.	4,303,432	10,241,000
195,000	The Bank of New York Mellon Corp.	5,815,276	5,469,750
30,000	The Charles Schwab Corp.	438,375	636,900
14,500	The Dun & Bradstreet Corp.	323,896	1,413,025
30,000	The Western Union Co.	425,991	513,300
52,000	Waddell & Reed Financial Inc., Cl. A	1,119,698	2,262,000
270,000	Wells Fargo & Co.	8,051,764	11,142,900
13,000	WR Berkley Corp.	476,775	531,180

		69,690,203	125,779,907

	Cable and Satellite — 8.1%
278,000	AMC Networks Inc., Cl. A†	5,039,544	18,183,980
1,170,000	Cablevision Systems Corp., Cl. A	14,025,514	19,679,400
78,000	Comcast Corp., Cl. A, Special	478,757	3,094,260
420,000	DIRECTV†	9,708,087	25,880,400
100,000	DISH Network Corp., Cl. A	2,524,679	4,252,000
30,740	EchoStar Corp., Cl. A†	923,528	1,202,241
79,000	Liberty Global plc, Cl. A†	1,412,020	5,852,320
79,000	Liberty Global plc, Cl. C†	1,542,013	5,363,310

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
481,690	Rogers Communications Inc., Cl. B, New York	$3,993,639	$18,882,248
19,310	Rogers Communications Inc., Cl. B, Toronto	137,424	756,463
118,000	Scripps Networks Interactive Inc., Cl. A	3,787,615	7,877,680
150,000	Shaw Communications Inc., Cl. B, New York	308,787	3,604,500
40,000	Shaw Communications Inc., Cl. B, Toronto	52,983	959,970
67,000	Time Warner Cable Inc.	3,851,950	7,536,160

		47,786,540	123,124,932

	Equipment and Supplies — 6.7%
466,000	AMETEK Inc.	3,343,709	19,711,800
3,500	Amphenol Corp., Cl. A	12,928	272,790
94,000	CIRCOR International Inc.	974,241	4,780,840
375,000	Donaldson Co. Inc.	2,929,440	13,372,500
291,000	Flowserve Corp.	2,977,289	15,716,910
44,000	Franklin Electric Co. Inc.	242,405	1,480,600
60,000	Gerber Scientific Inc., Escrow†	0	600
85,000	GrafTech International Ltd.†	776,589	618,800
281,500	IDEX Corp.	6,777,377	15,147,515
40,000	Ingersoll-Rand plc	735,778	2,220,800
178,000	Lufkin Industries Inc.	832,264	15,747,660
22,000	Mueller Industries Inc.	1,014,246	1,109,460
13,000	Sealed Air Corp.	208,280	311,350
56,000	Tenaris SA, ADR	2,432,121	2,255,120
15,000	The Greenbrier Companies Inc.†	297,309	365,550
4,000	The Manitowoc Co. Inc.	25,450	71,640
70,000	The Weir Group plc	294,552	2,290,108
148,000	Watts Water Technologies Inc., Cl. A	2,115,072	6,710,320

		25,989,050	102,184,363

	Diversified Industrial — 6.0%
3,000	Acuity Brands Inc.	76,507	226,560
152,000	Ampco-Pittsburgh Corp.	1,976,139	2,853,040
204,000	Crane Co.	4,817,400	12,223,680
143,973	Eaton Corp. plc	7,473,005	9,474,863
12,000	Gardner Denver Inc.	840,360	902,160
200,000	General Electric Co.	3,617,496	4,638,000
152,000	Greif Inc., Cl. A	1,629,263	8,005,840
15,000	Greif Inc., Cl. B	674,933	840,900
28,000	Griffon Corp.	245,583	315,000
385,000	Honeywell International Inc.	12,593,207	30,545,900
128,000	ITT Corp.	1,507,566	3,764,480
11,000	Jardine Strategic Holdings Ltd.	222,951	399,300

Shares		Cost	Market Value
2,000	Kennametal Inc.	$77,640	$77,660
26,000	Material Sciences Corp.†	26,265	261,560
94,500	Park-Ohio Holdings Corp.†	968,542	3,116,610
44,000	Pentair Ltd.	1,563,894	2,538,360
30,000	Rexnord Corp.†	630,867	505,500
15,000	Sulzer AG	461,722	2,399,555
10,000	Tredegar Corp.	136,250	257,000
30,000	Trinity Industries Inc.	677,774	1,153,200
203,000	Tyco International Ltd.	4,548,007	6,688,850

		44,765,371	91,188,018

	Entertainment — 5.8%
89,000	Discovery Communications Inc., Cl. A†	2,091,344	6,871,690
79,000	Discovery Communications Inc., Cl. C†	1,004,282	5,503,140
635,000	Grupo Televisa SAB, ADR	7,385,414	15,773,400
32,000	Societe d’Edition de Canal +	34,010	216,177
90,000	Starz, Cl. A†	343,156	1,989,000
305,000	The Madison Square Garden Co., Cl. A†	5,463,532	18,071,250
200,000	Time Warner Inc.	8,051,409	11,564,000
50,000	Tokyo Broadcasting System Holdings Inc.	1,061,768	675,539
90,000	Universal Entertainment Corp.	1,773,459	1,588,929
289,500	Viacom Inc., Cl. A	13,372,008	19,813,380
330,666	Vivendi SA	8,503,632	6,262,451

		49,084,014	88,328,956

	Energy and Utilities — 5.5%
16,000	ABB Ltd., ADR	249,120	346,560
32,000	Anadarko Petroleum Corp.	1,377,320	2,749,760
60,000	Apache Corp.	2,338,860	5,029,800
87,000	BP plc, ADR	4,536,275	3,631,380
28,000	CMS Energy Corp.	178,884	760,760
204,000	ConocoPhillips	9,443,623	12,342,000
22,000	CONSOL Energy Inc.	852,421	596,200
18,000	Duke Energy Corp.	978,282	1,215,000
236,000	El Paso Electric Co.	4,091,133	8,333,160
75,000	Exxon Mobil Corp.	2,571,862	6,776,250
140,000	GenOn Energy Inc., Escrow†	0	0
198,000	Halliburton Co.	3,391,894	8,260,560
75,000	Kinder Morgan Inc.	1,519,781	2,861,250
10,000	Marathon Oil Corp.	278,414	345,800
6,000	Marathon Petroleum Corp.	186,212	426,360
5,000	National Fuel Gas Co.	375,876	289,750
22,000	NextEra Energy Inc.	1,153,471	1,792,560
2,000	Niko Resources Ltd., OTC	110,842	16,300
1,000	Niko Resources Ltd., Toronto	24,883	8,158
52,000	Northeast Utilities	1,006,163	2,185,040
38,000	Oceaneering International Inc.	512,207	2,743,600
82,000	Phillips 66	2,261,139	4,830,620
175,000	Rowan Companies plc, Cl. A†	6,557,766	5,962,250

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
28,000	RPC Inc.	$363,509	$386,680
5,000	SJW Corp.	68,704	131,000
20,000	Southwest Gas Corp.	451,132	935,800
120,000	Spectra Energy Corp.	3,012,277	4,135,200
60,000	The AES Corp.	342,618	719,400
9,000	Transocean Ltd.	442,041	431,550
195,000	Westar Energy Inc.	3,246,868	6,232,200

		51,923,577	84,474,948

	Health Care — 4.4%
12,000	Actavis Inc.†	491,936	1,514,640
13,000	Allergan Inc.	603,993	1,095,120
36,000	Amgen Inc.	2,104,520	3,551,760
24,000	Baxter International Inc.	1,145,592	1,662,480
15,000	Becton, Dickinson and Co.	1,213,063	1,482,450
30,000	Biogen Idec Inc.†	617,833	6,456,000
330,000	Boston Scientific Corp.†	2,432,566	3,059,100
85,000	Bristol-Myers Squibb Co.	2,152,363	3,798,650
49,000	Covidien plc	1,929,854	3,079,160
23,000	Endo Health Solutions Inc.†	722,402	846,170
28,000	Henry Schein Inc.†	719,282	2,681,000
35,000	Hospira Inc.†	1,149,442	1,340,850
40,000	Johnson & Johnson	2,595,348	3,434,400
65,000	Life Technologies Corp.†	1,748,348	4,810,650
40,000	Mead Johnson Nutrition Co.	1,797,128	3,169,200
100,000	Merck & Co. Inc.	2,237,482	4,645,000
9,600	Nobel Biocare Holding AG	275,441	116,881
97,000	Novartis AG, ADR	4,333,718	6,858,870
15,000	Teva Pharmaceutical Industries Ltd., ADR	581,414	588,000
94,000	UnitedHealth Group Inc.	4,429,213	6,155,120
4,000	Waters Corp.†	285,470	400,200
60,000	William Demant Holding A/S†	2,727,517	4,962,217
10,000	Zimmer Holdings Inc.	522,759	749,400
16,000	Zoetis Inc.	416,000	494,240

		37,232,684	66,951,558

	Consumer Products — 4.0%
105,000	Avon Products Inc.	2,121,598	2,208,150
73,000	Blyth Inc.	1,383,238	1,019,080
16,500	Christian Dior SA	624,386	2,663,161
24,000	Church & Dwight Co. Inc.	79,628	1,481,040
2,000	Coty Inc., Cl. A†	34,480	34,360
20,000	Crocs Inc.†	295,554	330,000
94,000	Energizer Holdings Inc.	4,395,004	9,447,940
2,100	Givaudan SA	608,272	2,710,179
52,000	Hanesbrands Inc.	1,201,754	2,673,840
28,000	Harley-Davidson Inc.	1,300,779	1,534,960
6,000	Jarden Corp.†	91,909	262,500
7,000	Mattel Inc.	126,000	317,170

Shares		Cost	Market Value
11,383	National Presto Industries Inc.	$542,365	$819,917
10,000	Oil-Dri Corp. of America	171,255	274,700
55,000	Reckitt Benckiser Group plc	1,688,933	3,888,180
32,400	Svenska Cellulosa AB, Cl. B	441,093	813,128
834,000	Swedish Match AB	9,230,650	29,611,160
2,000	The Estee Lauder Companies Inc., Cl. A	72,260	131,540
48,000	True Religion Apparel Inc.	1,253,629	1,519,680

		25,662,787	61,740,685

	Automotive: Parts and Accessories — 3.8%
65,000	BorgWarner Inc.†	1,565,970	5,599,750
120,000	CLARCOR Inc.	1,042,771	6,265,200
215,000	Dana Holding Corp.	1,440,698	4,140,900
245,000	Genuine Parts Co.	8,686,915	19,127,150
143,000	Johnson Controls Inc.	3,058,601	5,117,970
220,000	Modine Manufacturing Co.†	4,678,940	2,393,600
85,000	O’Reilly Automotive Inc.†	2,393,129	9,572,700
137,000	Standard Motor Products Inc.	1,391,121	4,704,580
70,000	Superior Industries International Inc.	1,405,635	1,204,700

		25,663,780	58,126,550

	Telecommunications — 3.3%
65,000	BCE Inc.	1,607,838	2,666,300
1,000,000	BT Group plc, Cl. A	4,135,105	4,702,805
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	128,658	10,480
600,000	Cincinnati Bell Inc.†	3,097,463	1,836,000
120,000	Deutsche Telekom AG, ADR	1,980,274	1,399,200
36,000	Hellenic Telecommunications Organization SA†	452,922	281,155
15,000	Hellenic Telecommunications Organization SA, ADR†	91,062	57,375
264,732	Koninklijke KPN NV	448,166	550,305
380,000	Oi SA, ADR	2,816,369	684,000
29,000	Oi SA, Cl. C, ADR	265,522	56,840
700,000	Sprint Nextel Corp.†	3,102,720	4,914,000
21,000	Telecom Argentina SA, ADR†	127,554	312,480
565,000	Telecom Italia SpA	2,308,990	392,719
88,253	Telefonica Brasil SA, ADR	2,232,998	2,013,933
597,315	Telefonica SA, ADR†	9,146,761	7,651,605
589,000	Telephone & Data Systems Inc.	25,325,216	14,518,850
30,000	TELUS Corp.	280,203	875,725
143,000	Verizon Communications Inc.	4,688,941	7,198,620

		62,236,762	50,122,392

	Consumer Services — 3.2%
70,000	IAC/InterActiveCorp.	1,788,691	3,329,200
200,000	Liberty Interactive Corp., Cl. A†	3,742,739	4,602,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
13,451	Liberty Ventures, Cl. A†	$540,061	$1,143,470
1,315,000	Rollins Inc.	8,982,482	34,058,500
110,500	The ADT Corp.	3,317,385	4,403,425
12,000	TripAdvisor Inc.†	408,687	730,440

		18,780,045	48,267,035

	Retail — 3.0%
71,000	AutoNation Inc.†	745,868	3,080,690
50,000	Burger King Worldwide Inc.	782,378	975,500
40,000	Costco Wholesale Corp.	1,843,960	4,422,800
5,500	CST Brands Inc.†	161,300	169,455
120,000	CVS Caremark Corp.	4,075,042	6,861,600
28,000	HSN Inc.	701,694	1,504,160
10,000	J.C. Penney Co. Inc.†	182,400	170,800
371,000	Macy’s Inc.	6,543,711	17,808,000
10,000	Outerwall Inc.†	513,555	586,700
36,000	Sally Beauty Holdings Inc.†	285,202	1,119,600
13,000	The Cheesecake Factory Inc.	380,728	544,570
3,000	Tiffany & Co.	171,090	218,520
62,000	Walgreen Co.	1,890,652	2,740,400
39,000	Wal-Mart Stores Inc.	1,947,671	2,905,110
42,000	Whole Foods Market Inc.	423,988	2,162,160

		20,649,239	45,270,065

	Publishing — 2.9%
100,000	Il Sole 24 Ore SpA†	198,073	63,781
112,000	McGraw Hill Financial Inc.	4,607,794	5,957,280
130,000	Media General Inc., Cl. A†	1,142,790	1,433,900
104,000	Meredith Corp.	4,447,392	4,960,800
610,000	News Corp., Cl. A	6,770,316	19,886,000
355,000	News Corp., Cl. B	5,695,245	11,651,100
25,000	The E.W. Scripps Co., Cl. A†	157,281	389,500

		23,018,891	44,342,361

	Aerospace and Defense — 2.7%
612,015	BBA Aviation plc	1,468,801	2,607,310
240,000	Exelis Inc.	1,747,195	3,309,600
35,800	Kaman Corp.	881,634	1,237,248
3,000	Lockheed Martin Corp.	175,770	325,380
20,000	Northrop Grumman Corp.	1,027,858	1,656,000
1,200,000	Rolls-Royce Holdings plc	9,166,092	20,697,210
142,800,000	Rolls-Royce Holdings plc, Cl. C†(b)(c)	218,279	217,193
114,000	The Boeing Co.(a)	7,406,980	11,678,160

		22,092,609	41,728,101

	Machinery — 2.6%
15,000	Caterpillar Inc.	101,378	1,237,350
14,000	CNH Global NV	464,629	583,240
371,000	Deere & Co.(a)	10,842,323	30,143,750

Shares		Cost	Market Value
265,000	Xylem Inc.	$4,302,645	$7,139,100

		15,710,975	39,103,440

	Business Services — 2.4%
159,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,236,036	1,186,140
33,000(d)	Contax Participacoes SA†	67,778	301,553
80,000	Diebold Inc.	2,962,686	2,695,200
4,000	Edenred	57,883	122,354
200,000	G4S plc	0	700,858
18,000	Jardine Matheson Holdings Ltd.	565,207	1,089,000
88,000	Landauer Inc.	2,472,818	4,251,280
35,600	MasterCard Inc., Cl. A	1,436,460	20,452,200
10,000	Monster Worldwide Inc.†	87,351	49,100
315,000	The Interpublic Group of Companies Inc.	2,655,599	4,583,250
4,000	Visa Inc., Cl. A	176,000	731,000

		11,717,818	36,161,935

	Aviation: Parts and Services — 2.3%
313,500	Curtiss-Wright Corp.	4,417,883	11,618,310
275,000	GenCorp Inc.†	2,370,094	4,471,500
85,500	Precision Castparts Corp.	4,399,021	19,323,855

		11,186,998	35,413,665

	Broadcasting — 1.7%
260,000	CBS Corp., Cl. A, Voting	7,495,771	12,690,600
2,000	Cogeco Inc.	39,014	79,871
22,334	Corus Entertainment Inc., Cl. B, OTC	40,694	513,459
6,666	Corus Entertainment Inc., Cl. B, Toronto	12,406	152,753
30,000	Gray Television Inc.†	54,872	216,000
85,000	Liberty Media Corp., Cl. A†	2,454,212	10,774,600
24,000	LIN TV Corp., Cl. A†	156,403	367,200
100,000	Television Broadcasts Ltd.	396,239	687,205

		10,649,611	25,481,688

	Hotels and Gaming — 1.7%
18,800	Accor SA	627,527	661,570
70,000	Genting Singapore plc	52,525	72,899
8,000	Hyatt Hotels Corp., Cl. A†	263,258	322,880
32,000	Interval Leisure Group Inc.	610,959	637,440
1,070,000	Ladbrokes plc	5,855,054	3,253,225
51,000	Las Vegas Sands Corp.	733,115	2,699,430
3,650,000	Mandarin Oriental International Ltd.	6,850,139	5,894,750
90,000	MGM China Holdings Ltd.	177,759	240,200
25,000	MGM Resorts International†	258,037	369,500
45,000	Orient-Express Hotels Ltd.,Cl. A†	621,367	547,200
40,000	Pinnacle Entertainment Inc.†	189,092	786,800

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
186,000	Ryman Hospitality Properties Inc.	$5,014,687	$7,255,860
34,000	Starwood Hotels & Resorts Worldwide Inc.	520,597	2,148,460
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	324,908
2,000	Wynn Resorts Ltd.	61,976	256,000

		21,991,542	25,471,122

	Specialty Chemicals — 1.5%
9,000	Ashland Inc.	150,660	751,500
24,000	E. I. du Pont de Nemours and Co.	1,082,876	1,260,000
410,000	Ferro Corp.†	3,879,479	2,849,500
8,000	FMC Corp.	136,430	488,480
33,000	H.B. Fuller Co.	657,228	1,247,730
20,000	Huntsman Corp.	272,728	331,200
67,000	International Flavors & Fragrances Inc.	3,160,460	5,035,720
253,000	OMNOVA Solutions Inc.†	1,532,123	2,026,530
200,000	Sensient Technologies Corp.	3,641,427	8,094,000
1,000	SGL Carbon SE	38,562	31,806
95,000	Zep Inc.	1,243,246	1,503,850

		15,795,219	23,620,316

	Electronics — 1.1%
18,000	Bel Fuse Inc., Cl. A	524,289	249,660
4,000	Hitachi Ltd., ADR	287,076	258,240
90,000	Intel Corp.	1,934,046	2,179,800
37,585	Koninklijke Philips NV	123,697	1,021,936
45,000	LSI Corp.†	254,272	321,300
2,400	Mettler-Toledo International Inc.†	337,271	482,880
20,000	Molex Inc., Cl. A	363,729	497,200
50,000	TE Connectivity Ltd.	1,933,397	2,277,000
270,000	Texas Instruments Inc.	6,455,544	9,414,900

		12,213,321	16,702,916

	Environmental Services — 0.9%
210,000	Republic Services Inc.	4,445,444	7,127,400
170,000	Waste Management Inc.	4,320,028	6,856,100

		8,765,472	13,983,500

	Computer Software and Services — 0.9%
7,000	Check Point Software Technologies Ltd.†	118,774	347,760
16,000	Electronic Arts Inc.†	229,669	367,520
27,000	InterXion Holding NV†	396,053	705,510
70,000	NCR Corp.†	939,507	2,309,300
26,000	Rockwell Automation Inc.	863,281	2,161,640
20,000	VeriFone Systems Inc.†	477,903	336,200

Shares		Cost	Market Value
297,000	Yahoo! Inc.†	$4,703,509	$7,457,670

		7,728,696	13,685,600

	Wireless Communications — 0.9%
130,000	America Movil SAB de CV, Cl. L, ADR	843,732	2,827,500
850,000	Cable & Wireless Communications plc	551,036	529,408
7,000	Millicom International Cellular SA, SDR	700,202	504,272
1,500	NTT DoCoMo Inc.	2,980,751	2,330,611
54,075	Tim Participacoes SA, ADR	390,208	1,005,795
113,000	United States Cellular Corp.	5,217,687	4,145,970
70,000	Vodafone Group plc, ADR	1,863,356	2,011,800

		12,546,972	13,355,356

	Agriculture — 0.8%
254,000	Archer Daniels Midland Co.	5,831,188	8,613,140
20,000	Monsanto Co.	892,390	1,976,000
15,000	Syngenta AG, ADR	189,981	1,167,900
10,000	The Mosaic Co.	428,085	538,100

		7,341,644	12,295,140

	Metals and Mining — 0.6%
44,000	Agnico Eagle Mines Ltd.	1,853,887	1,211,760
105,000	Alcoa Inc.	989,440	821,100
64,000	Barrick Gold Corp.	1,873,920	1,007,360
30,000	Freeport-McMoRan Copper & Gold Inc.	1,088,752	828,300
4,800	Materion Corp.	108,162	130,032
50,000	New Hope Corp. Ltd.	67,580	163,248
156,000	Newmont Mining Corp.	5,355,090	4,672,200
72,900	Turquoise Hill Resources Ltd.†	585,032	432,297
12,000	Vale SA, ADR	215,984	157,800

		12,137,847	9,424,097

	Communications Equipment — 0.6%
65,000	Cisco Systems Inc.	1,277,867	1,580,150
500,000	Corning Inc.	4,439,577	7,115,000

		5,717,444	8,695,150

	Automotive — 0.5%
20,000	Ford Motor Co.	310,850	309,400
120,000	Navistar International Corp.†	2,966,625	3,331,200
81,000	PACCAR Inc.	356,389	4,346,460

		3,633,864	7,987,060

	Transportation — 0.4%
138,000	GATX Corp.	4,370,366	6,545,340

	Real Estate — 0.4%
55,500	Griffin Land & Nurseries Inc.	529,368	1,582,860

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
195,000	The St. Joe Co.†	$3,814,653	$4,104,750

		4,344,021	5,687,610

	Building and Construction — 0.3%
116,000	Fortune Brands Home & Security Inc.	1,173,990	4,493,840
20,000	Layne Christensen Co.†	380,656	390,200

		1,554,646	4,884,040

	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	368,797	454,800
95,971	The Central Europe, Russia, and Turkey Fund Inc.	2,490,268	2,861,855
75,175	The New Germany Fund Inc.	837,117	1,321,577

		3,696,182	4,638,232

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	33,741	124,452
34,000	Rayonier Inc.	723,745	1,883,260

		757,486	2,007,712

	Manufactured Housing and Recreational Vehicles — 0.0%
6,400	Martin Marietta Materials Inc.	132,795	629,888
15,000	Nobility Homes Inc.†	212,292	105,750
32,000	Skyline Corp.†	528,448	125,760

		873,535	861,398

	TOTAL COMMON STOCKS	793,953,543	1,517,494,142

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
22,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	613,103	968,000

	WARRANTS — 0.1%
	Energy and Utilities — 0.1%
136,000	Kinder Morgan Inc., expire 05/25/17†	161,219	696,320

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$2,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(e)	2,000,000	2,136,250

	U.S. GOVERNMENT OBLIGATIONS — 0.3%
4,822,000	U.S. Treasury Bills, 0.055% to 0.115%††, 07/11/13 to 10/17/13(f)	4,821,307	4,821,556

		Cost	Market Value

TOTAL INVESTMENTS — 100.0%		$801,549,172	$1,526,116,268

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
430	S & P 500 E-Mini Futures(f)	09/20/13	634,474

Other Assets and Liabilities (Net)			1,095,240

PREFERRED STOCK
(9,384,384 preferred shares outstanding)			(334,509,600)

NET ASSETS — COMMON STOCK
(189,106,918 common shares outstanding)			$1,193,336,382

NET ASSET VALUE PER COMMON SHARE
($1,193,336,382 ÷ 189,106,918 shares outstanding)			$6.31

(a)	Securities, or a portion thereof, with a value of $47,015,125, were pledged as collateral for futures contracts.

(b)	At June 30, 2013, the Fund held investments in restricted securities amounting to $227,673 or 0.01% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0015
142,800,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	218,279	0.0015

(c)	Illiquid security.

(d)	Denoted in units.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of the Rule 144A security amounted to $2,136,250 or 0.14% of total investments.

(f)	At June 30, 2013, $3,822,000 of the principal amount was pledged as collateral for futures contracts.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	80.7%	$1,232,159,367
Europe	14.7	224,118,164
Latin America	2.6	39,214,765
Japan	1.4	21,992,662
Asia/Pacific	0.6	8,631,310

Total Investments	100.0%	$1,526,116,268

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $801,549,172)	$1,526,116,268
Foreign currency, at value (cost $30,448)	29,013
Receivable for investments sold	2,925,000
Dividends and interest receivable	2,134,240
Variation margin receivable	159,548
Deferred offering expense	136,322
Prepaid expenses	15,518

Total Assets	1,531,515,909

Liabilities:
Payable to custodian	344,893
Distributions payable	181,421
Payable for investment advisory fees	1,920,831
Payable for payroll expenses	117,069
Payable for accounting fees	7,500
Payable for auction agent fees	873,578
Payable for preferred offering expenses	31,711
Other accrued expenses	192,924

Total Liabilities	3,669,927

Preferred Stock:
Series C Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D Cumulative Preferred Stock (5.875%, $25 liquidation value, $0.001 par value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001 par value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series G Cumulative Preferred Stock ($25 liquidation value, $0.001 par value, 2,816,524 shares authorized with 2,816,524 shares issued and outstanding) (See Note 5)	70,413,100
Series H Cumulative Preferred Stock (5.000%, $25 liquidation value, $0.001 par value, 4,200,000 shares authorized with 4,200,000 shares issued and outstanding)	105,000,000

Total Preferred Stock	334,509,600

Net Assets Attributable to Common Shareholders	$1,193,336,382

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$518,469,367
Distributions in excess of net investment income	(594,042)
Accumulated net realized loss on investments, futures contracts, and foreign currency transactions	(49,735,816)
Net unrealized appreciation on investments	724,567,096
Net unrealized appreciation on futures contracts	634,474
Net unrealized depreciation on foreign currency translations	(4,697)

Net Assets	$1,193,336,382

Net Asset Value per Common Share:
($1,193,336,382 ÷ 189,106,918 shares outstanding at $0.001 par value; 246,000,000 shares authorized)	$6.31

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $619,431)	$14,760,726
Interest	45,927

Total Investment Income	14,806,653

Expenses:
Investment advisory fees	7,469,216
Shareholder communications expenses	194,822
Custodian fees	96,407
Directors’ fees.	92,547
Shareholder services fees	78,389
Payroll expenses	75,504
Legal and audit fees	66,380
Accounting fees	22,500
Miscellaneous expenses.	155,869

Total Expenses	8,251,634

Net Investment Income	6,555,019

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	17,652,930
Net realized loss on futures contracts	(1,575,401)
Net realized loss on foreign currency transactions	(41,445)

Net realized gain on investments, futures contracts, and foreign currency transactions	16,036,084

Net change in unrealized appreciation:
on investments	170,246,212
on futures contracts	634,474
on foreign currency translations	7,541

Net change in unrealized appreciation on investments, futures contracts, and foreign currency translations	170,888,227

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	186,924,311

Net Increase in Net Assets Resulting from Operations	193,479,330

Total Distributions to Preferred Shareholders	(6,503,632)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$186,975,698

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
Operations:
Net investment income	$6,555,019		$15,726,952
Net realized gain on investments, futures contracts, and foreign currency transactions	16,036,084		28,904,608
Net change in unrealized appreciation on investments, futures contracts, and foreign currency translations	170,888,227		150,802,035

Net Increase in Net Assets Resulting from Operations	193,479,330		195,433,595

Distributions to Preferred Shareholders:
Net investment income	(2,406,343	)*	(5,031,388)
Net realized short term gain	—		(9,393,151)
Net realized long term gain	(4,097,289	)*	—

Total Distributions to Preferred Shareholders	(6,503,632)		(14,424,539)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	186,975,698		181,009,056

Distributions to Common Shareholders:
Net investment income	(4,148,676	)*	(10,788,546)
Net realized short term gain	—		(20,141,253)
Net realized long term gain	(7,372,137	)*	—
Return of capital	(41,137,309	)*	(73,112,281)

Total Distributions to Common Shareholders	(52,658,122)		(104,042,080)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	8,567,746		17,071,629
Adjustment to reflect the taxable of the preferred rights offering to preferred shareholders	—		702,048
Offering costs for preferred shares charged to paid-in capital	—		(4,239,995)

Net Increase in Net Assets from Fund Share Transactions	8,567,746		13,533,682

Net Increase in Net Assets Attributable to Common Shareholders	142,885,322		90,500,658

Net Assets Attributable to Common Shareholders:
Beginning of period	1,050,451,060		959,950,402

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,193,336,382		$1,050,451,060

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a share outstanding throughout each period:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Operating Performance:
Net asset value, beginning of period	$5.60		$5.20	$5.85		$5.03	$4.14		$9.22

Net investment income	0.03		0.09	0.07		0.05	0.06		0.12
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and foreign currency transactions	0.99		0.97	(0.08)		1.35	1.62		(4.30)

Total from investment operations	1.02		1.06	(0.01)		1.40	1.68		(4.18)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.06)		(0.05)	(0.07)		(0.11)
Net realized gain	(0.02	)*	(0.05)	(0.01)		—	—		—
Return of capital	—		—	—		(0.02)	—		—

Total distributions to preferred shareholders	(0.03)		(0.08)	(0.07)		(0.07)	(0.07)		(0.11)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.99		0.98	(0.08)		1.33	1.61		(4.29)

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.06)	(0.02)		—	(0.00	)(b)	(0.00	)(b)
Net realized gain	(0.04	)*	(0.11)	(0.00	)(b)	—	—		—
Return of capital	(0.22	)*	(0.39)	(0.55)		(0.51)	(0.72)		(0.80)

Total distributions to common shareholders	(0.28)		(0.56)	(0.57)		(0.51)	(0.72)		(0.80)

Fund Share Transactions:
Increase in net asset value from common stock share transactions	0.00	(b)	—	—		—	0.00	(b)	0.01
Increase in net asset value from repurchase of preferred shares	—		—	—		—	0.00	(b)	0.00	(b)
Recapture of gain on sale of Fund shares by an affiliate	—		—	—		0.00 (b)	—		—
Offering costs for preferred shares charged to paid-in capital	—		(0.02)	—		—	—		0.00	(b)

Total Fund share transactions	0.00	(b)	(0.02)	—		0.00 (b)	0.00	(b)	0.01

Net Asset Value Attributable to Common Shareholders, End of Period	$6.31		$5.60	$5.20		$5.85	$5.03		$4.14

NAV total return †	17.86%		19.05%	(1.17)%		28.15%	44.10%		(49.06%)

Market value, end of period	$6.66		$5.58	$4.99		$5.67	$5.04		$3.70

Investment total return ††	24.84%		23.62%	(2.15)%		23.96%	61.56%		(54.77)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,527,846		$1,384,961	$1,265,307		$1,364,172	$1,215,626		$1,106,614
Net assets attributable to common shares, end of period (in 000’s)	$1,193,336		$1,050,451	$959,950		$1,058,815	$910,269		$724,076
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.13	%(c)	1.54%	1.26%		0.92%	1.53%		1.73%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reduction	1.42	%(c)	1.48%	1.48%		1.50%	1.74%		1.52%
net of fee reduction, if any	1.42	%(c)	1.48%	1.19%		1.50%	1.72%		1.19%
Ratio of operating expenses to average net assets including liquidation value of preferred shares:
before fee reduction	1.11	%(c)	1.12%	1.15%		1.14%	1.22%		1.14%
net of fee reduction, if any	1.11	%(c)	1.12%	0.92%		1.14%	1.20%		0.89%
Portfolio turnover rate	0.9%		4.2%	6.3%		5.5%	6.7%		13.5%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a share outstanding throughout each period:

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008
Preferred Stock:
Auction Rate Series C Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$ 72,000	$72,000	$72,000	$72,000	$72,000	$117,000
Total shares outstanding (in 000’s)	3	3	3	3	3	5
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value(d)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$114,186	$103,507	$103,593	$111,687	$99,525	$72,320
5.875% Series D Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$ 59,097	$59,097	$59,097	$59,097	$59,097	$72,532
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364	2,901
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(e)	$ 25.55	$25.75	$25.35	$25.03	$23.39	$22.69
Asset coverage per share	$ 114.19	$103.51	$103.59	$111.69	$99.53	$72.32
Auction Rate Series E Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$ 28,000	$28,000	$28,000	$28,000	$28,000	$45,000
Total shares outstanding (in 000’s)	1	1	1	1	1	2
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value(d)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$114,186	$103,507	$103,593	$111,687	$99,525	$72,320
6.200% Series F Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	—	—	$146,260	$146,260	$146,260	$148,007
Total shares outstanding (in 000’s)	—	—	5,850	5,850	5,850	5,920
Liquidation preference per share	—	—	$25.00	$25.00	$25.00	$25.00
Average market value(e)	—	—	$25.57	$25.71	$24.08	$23.48
Asset coverage per share	—	—	$103.59	$111.69	$99.53	$72.32
Series G Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$ 70,413	$70,413	—	—	—	—
Total shares outstanding (in 000’s)	2,817	2,817	—	—	—	—
Liquidation preference per share	$ 25.00	$25.00	—	—	—	—
Average market value(e)	$ 25.82	$26.01	—	—	—	—
Asset coverage per share	$ 114.19	$103.51	—	—	—	—
5.000% Series H Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$105,000	$105,000	—	—	—	—
Total shares outstanding (in 000’s)	4,200	4,200	—	—	—	—
Liquidation preference per share	$ 25.00	$25.00	—	—	—	—
Average market value(e)	$ 25.80	$25.55	—	—	—	—
Asset coverage per share	$ 114.19	$103.51	—	—	—	—
Asset Coverage(f)	457%	414%	414%	447%	398%	289%

†

Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Liquidation value. Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.
(e)	Based on weekly prices.
(f)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the “Fund”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$102,183,763	—	$600	$102,184,363
Energy and Utilities	84,474,948	—	0	84,474,948
Aerospace and Defense	41,510,908	—	217,193	41,728,101
Other Industries (a)	1,289,106,730	—	—	1,289,106,730
Total Common Stocks	1,517,276,349	—	217,793	1,517,494,142
Convertible Preferred Stocks (a)	968,000	—	—	968,000
Warrants (a)	696,320	—	—	696,320
Convertible Corporate Bonds (a)	—	$2,136,250	—	2,136,250
U.S. Government Obligations	—	4,821,556	—	4,821,556
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,518,940,669	$6,957,806	$217,793	$1,526,116,268
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS
Futures Contracts Sold (b)	$634,474	$—	$—	$634,474

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized appreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

At June 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2013 are reflected within the Schedule of Investments.

The Fund’s volume of equity futures contracts held during the six months ended June 30, 2013 had an average monthly notional amount of approximately $21,737,578.

At June 30, 2013, the Fund’s derivative assets (by type) are as follows:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Assets
Futures Contracts	$159,548	—	—	—	$159,548

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2013, the effect of equity futures contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized loss on futures contracts and Net change in unrealized appreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2013, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, Series G Cumulative Preferred Stock, and 5.00% Series H Cumulative Preferred Stock (“Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$30,929,799	$14,424,539
Return of capital	73,112,281	—

Total distributions paid	$104,042,080	$14,424,539

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2012, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(38,870,325)
Net unrealized appreciation on investments and foreign currency translations	538,282,455

Total	$499,412,130

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2017	$25,514,103
Capital Loss Carryforward Available through 2018	13,356,222

Total Capital Loss Carryforwards	$38,870,325

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$816,907,449	$764,143,502	$(54,934,683)	$709,208,819

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C, Series D, and Series E Preferred Stock (“C, D, and E Preferred Stock”) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the C, D, and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C, D, and E Preferred Stock for the period. For the six months ended June 30, 2013, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate of the outstanding C, D, and E Preferred Stock. Thus, advisory fees were accrued on the liquidation value of the C, D, and E Preferred Stock.

During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $26,299 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Adviser.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2013, the Fund paid or accrued $75,504 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman and the Lead Director each receive an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $13,626,180 and $50,874,214, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2013 and the year ended December 31, 2012, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	1,390,938	$8,567,746	3,095,742	$17,071,629

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series D, Series E, Series G, and Series H Preferred Stock at redemption prices of $25,000, $25, $25,000, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally,

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares was declared effective by the SEC on June 30, 2011.

For Series C and Series E Preferred Stocks, the dividend rates, as set by the auction process that is generally held every seven days is expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the current (since July 12, 2012) and subsequent maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at anytime, in whole or in part, the Series C, Series D, and Series E Preferred Stock at its redemption price. In addition, the Board has authorized the repurchase of Series D Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2013 and the year ended December 31, 2012, the Fund did not repurchase or redeem any shares of Series C, Series D, and Series E Preferred Stock.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/2013	Net Proceeds	2013 Dividend Rate Range	Dividend Rate at 06/30/2013	Accrued Dividends at 06/30/2013
C Auction Rate	June 27, 2002	5,200	2,880	$128,246,557	0.088% to 0.228%	0.140%	$1,400
D 5.875%	October 7, 2003	3,000,000	2,363,860	$72,375,842	Fixed Rate	5.875%	$48,221
E Auction Rate	October 7, 2003	2,000	1,120	$49,350,009	0.088% to 0.193%	0.088%	$205
G*	August 1, 2012	2,816,524	2,816,524	$69,812,243	Fixed Rate	6.000%	$58,678
H 5.000%	September 28, 2012	4,200,000	4,200,000	$101,167,500	Fixed Rate	5.000%	$72,917

*	The Series G Cumulative Preferred Stock has a 6.000% fixed rate until July 31, 2013. Beginning August 1, 2013, the fixed rate changes to 5.000%.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Commencing July 31, 2017 and September 27, 2017, and anytimes thereafter, the Fund at its option, may redeem the Series G and Series H Preferred Stock, respectively, in whole or in part at the redemption price. In addition, the Board has authorized the repurchase of the Series G and Series H Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2013, the Fund did not repurchase or redeem any shares of the Series G or Series H Preferred Stock.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2013 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2013 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, CFA, Arthur V. Ferrara, and William F. Heitmann as Directors of the Fund. A total of 145,778,016 votes, 145,291,642 votes, and 145,652,335 votes were cast in favor of these Directors, and a total of 3,602,032 votes, 4,088,407 votes, and 3,727,713 votes were withheld for these Directors, respectively.

Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Anthony R. Pustorino, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on May 16, 2013, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Lipper peer group. The Independent Board Members noted that the Fund’s total return performance was above the peer average and peer median for the one, three, five, and ten year periods ended March 31, 2013. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other non-management expenses” paid by the Fund is below the average and median for its peer group, but that the total expenses were above the average and median for peer funds and that management and gross advisory fees were at the high end of the peer group range. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C, Series D, and Series E preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the Series C, Series D, and Series E preferred stock, as applicable, for the year after consideration of the reinvestment of distributions and the management fees attributable to the incremental liquidation value of the Series C, Series D, and Series E preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund as part of the Gabelli/GAMCO fund complex and assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute fee was reasonable despite the absence of breakpoints.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Board Members concluded that there was an appropriate sharing of economies of scale.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions.

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Investment Objective:

The Gabelli Equity Trust Inc. is a non-diversified, closed-end management investment company whose primary objective is long term growth of capital, with income as a secondary objective.

Stock Exchange Listing

	Common	Series D Preferred	Series G Preferred	Series H Preferred
NYSE–Symbol:	GAB	GAB PrD	GAB PrG	GAB PrH
Shares Outstanding:	189,106,918	2,363,860	2,816,524	4,200,000

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 10, 2013, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI EQUITY TRUST INC.
One Corporate Center
Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer, GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2013

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

PORTFOLIO MANAGERS

Mr. Mario J. Gabelli, CFA, is primarily responsible for the day-to-day management of The Gabelli Equity Trust Inc. (the “Fund”). Mr. Gabelli serves as Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.

Kevin V. Dreyer joined G.research, Inc. as a research analyst in 2005, and currently leads the consumer research team. He has been the Associate Portfolio Manager of the GAMCO Global Opportunity Fund since 2006; the Gabelli Healthcare & WellnessRx Trust since 2007; The Gabelli Asset Fund since 2009; a Co-Portfolio Manager of the GAMCO Natural Resources, Gold & Income Trust by Gabelli since 2011, and a Portfolio Manager of the Dividend & Income Trust since 2012. He holds an MBA from Columbia Business School. Mr. Dryer previously worked as an investment banking analyst at Banc of America Securities following his graduation from the University of Pennsylvania.

Christopher J. Marangi joined G.research, Inc. as a research analyst in 2003, and currently leads the digital research team covering global media and telecommunications industries. He has been the Associate Portfolio Manager of the Gabelli Value Fund since 2006; the Gabelli Multimedia Trust since 2010; The Gabelli Asset Fund since 2010; a Co-Portfolio Manager of the GAMCO Natural Resources, Gold & Income Trust by Gabelli since 2011, and a Portfolio Manager of the Dividend & Income Trust since 2012. He holds an MBA from Columbia Business School. Mr. Marangi was previously an investment banking analyst at J.P. Morgan & Co. and an Associate at Wellspring Capital Management, a private equity firm, following Williams College where he graduated magna cum laude and Phi Beta Kappa.

MANAGEMENT OF OTHER ACCOUNTS

Information provided as of December 31, 2012

The table below shows the number of other accounts managed by the portfolio manager and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
1. Mario J. Gabelli	Registered Investment Companies:	26	17.8 B	7	3.1 B
	Other Pooled Investment Vehicles:	15	542.5 M	13	534.6 M
	Other Accounts:	1,869	14.7 B	19	1.6 B
2. Kevin V. Dreyer	Registered Investment Companies:	6	5.3 B	1	2 B

	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	184	537.5 M	2	13.1 M
3. Christopher J. Marangi	Registered Investment Companies:	6	5.8 M	2	2.2 M
	Other Pooled Investment Vehicles:	0	0	0	0
	Other Accounts:	187	538.6 M	2	73.1 M

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION.     Because the portfolio managers manage many accounts, they may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote all of their attention to the management of only a few accounts.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES.     If the portfolio managers identify an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the Adviser, and their affiliates.

PURSUIT OF DIFFERING STRATEGIES.     At times, the portfolio managers may determine that an investment opportunity may be appropriate for only some of the accounts for which they exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio managers may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more of their accounts.

VARIATION IN COMPENSATION.     A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that they manage. If the structure of the Adviser’s management fee or the portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or its affiliates have investment interests. In Mr. Gabelli’s case, the Adviser’s compensation and expenses for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with on-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR MARIO J. GABELLI

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Trust. Net revenues are determined by deducting from gross investment management fees the firm’s expenses (other than Mr. Gabelli’s compensation) allocable to this Trust. Five closed-end registered investment companies (including this Trust) managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Additionally, he receives similar incentive based variable compensation for managing other accounts within the firm and its affiliates. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component is based on a percentage of net revenues to the investment adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser’s parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. He receives no base salary, no annual bonus, and no stock options.

COMPENSATION STRUCTURE FOR PORTFOLIO MANAGERS OF THE ADVISER OTHER THAN MARIO GABELLI

The compensation of the Portfolio Managers for the Fund is structure to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of stock options, and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing a Fund to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the respective Portfolio Manager’s compensation) allocable to the respective Fund (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GBL, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Manager, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Mario J. Gabelli, Kevin V. Dreyer and Christopher J. Marangi each owned over 1,000,000, $0 and $0, respectively, of shares of the Trust as of December 31, 2012.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/13 through 01/31/13	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 187,715,980 Preferred Series D – 2,363,860 Preferred Series G – 2,816,524 Preferred Series H – 4,200,000
Month #2 02/01/13 through 02/28/13	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 187,715,980 Preferred Series D – 2,363,860 Preferred Series G – 2,816,524 Preferred Series H – 4,200,000
Month #3 03/01/13 through 03/31/13	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 188,413,464 Preferred Series D – 2,363,860 Preferred Series G – 2,816,524 Preferred Series H – 4,200,000
Month #4 04/01/13 through 04/30/13	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 188,413,464 Preferred Series D – 2,363,860 Preferred Series G – 2,816,524 Preferred Series H – 4,200,000
Month #5 05/01/13 through 05/31/13	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 188,413,464 Preferred Series D – 2,363,860 Preferred Series G – 2,816,524 Preferred Series H – 4,200,000

Month #6 06/01/13 through 06/30/13	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 189,106,683 Preferred Series D – 2,363,860 Preferred Series G – 2,816,524 Preferred Series H – 4,200,000
Total	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/2013

* Print the name and title of each signing officer under his or her signature.